Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Income from digital currency mining	$ 66,697,924	$ 29,219,843
Operating and maintenance costs	(16,573,050)	(20,707,315)
Depreciation	(10,938,466)	(6,301,146)
Gross profit	39,186,408	2,211,382
Revaluation of digital currencies	24,725,838	(1,187,507)
Gain on sale of digital currencies	7,998,493	1,373,072
Hosting revenue	996,022	0
Expenses
General and administrative	(5,142,145)	(4,738,417)
Foreign exchange gain	1,293,936	1,340,102
Share-based compensation	(1,654,346)	(686,659)
Expenses Total	(5,502,555)	(4,084,974)
Realized gain on investments	6,639	1,274,834
Unrealized gain on investments	794,350	0
Change in fair value of derivative liability	(857,702)	0
Loss on sale of subsidiary	(23,442,219)	0
Finance expense	(1,214,224)	(418,888)
Net income (loss) before tax for the year	42,691,050	(832,081)
Tax expense	(151,366)	(830,742)
Net income (loss) for the year	42,539,684	(1,662,823)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Translation adjustment	363,118	(215,249)
Total other comprehensive income	363,118	(215,249)
Net income (loss) and comprehensive income (loss) for the year	$ 42,902,802	$ (1,878,072)
Basic income (loss) per share (in dollars per share)	$ 0.12	$ (0.01)
Diluted income (loss) per share (in dollars per share)	$ 0.12	$ (0.01)
Weighted average number of common shares outstanding
Basic (in shares)	347,059,039	326,895,000
Diluted (in shares)	366,447,402	326,895,000